Fixed and Floating Rate Trust Preferred Securities (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Fixed and Floating Rate Trust Preferred Securities [Abstract]
Fixed rate	[1]	€ 2,194	€ 4,462
Floating rate	[1]	975	1,030
Total trust preferred securities	[1]	€ 3,168	€ 5,491

[1]	Perpetual instruments, redeemable at specific future dates at the Groups option.